Document and Entity Information	May 02, 2018
Prospectus:
Document Type	497
Document Period End Date	May 02, 2018
Registrant Name	SEASONS SERIES TRUST
Central Index Key	0001003239
Amendment Flag	false
Document Creation Date	May 02, 2018
Document Effective Date	May 02, 2018
Prospectus Date	Jul. 28, 2017